Employee Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] Deferred Profit Sharing [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member] Deferred Profit Sharing [Member]	Dec. 30, 2012 Predecessor [Member] Deferred Profit Sharing [Member]	Jan. 01, 2012 Predecessor [Member] Deferred Profit Sharing [Member]
Defined Contribution and Deferred Compensation Plans [Line Items]
Company's matching contribution expense	$ 146		$ 845	$ 117	$ 102
Maximum employee contribution to the defined contribution which the Company will match		$ 0				$ 0	$ 0	$ 0